CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Cash and cash equivalents at beginning of the year	€ 457,784	€ 182,753	€ 134,278
Cash flows from operating activities:
Profit before taxes	746,156	567,353	434,169
Amortization and depreciation	260,606	247,717	274,757
Provision accruals	13,473	82,418	50,873
Result from investments	(2,437)	(3,066)	0
Net finance costs	29,260	27,729	10,151
Other non-cash expenses/(income)	43,453	(38,465)	38,813
Net gains on disposal of property, plant and equipment and intangible assets	(2,585)	(2,652)	(6,964)
Change in inventories	(88,483)	(33,187)	(2,885)
Change in trade receivables	(1,745)	(88,847)	15,693
Change in trade payables	29,333	106,163	(45,792)
Change in receivables from financing activities	(44,123)	404,568	120,902
Change in other operating assets and liabilities	(72,803)	7,149	(24,698)
Finance income received	4,402	2,684	5,347
Finance costs paid	(36,222)	(22,239)	(18,081)
Income tax paid	(215,486)	(252,026)	(145,017)
Total	662,799	1,005,299	707,268
Cash flows used in investing activities:
Investments in property, plant and equipment	(188,904)	(175,647)	(184,910)
Investments in intangible assets	(202,506)	(166,340)	(171,033)
Proceeds from the sale of property, plant and equipment and intangible assets	3,663	2,931	1,370
Proceeds from exercising the Delta Topco option	8,307	0	0
Proceeds from the sale of a majority stake in FFS GmbH	0	18,595	0
Proceeds from the sale of assets and liabilities related to investment properties	0	0	37,130
Change in investments and other financial assets	0	0	377
Total	(379,440)	(320,461)	(317,066)
Cash flows used in financing activities:
Proceeds from bonds	694,172	490,729	0
Proceeds from securitizations, net of repayments	141,115	462,700	0
Proceeds from Term Loan and Bridge Loan	0	0	1,994,712
Repayment of Term Loan	(795,254)	(700,846)	0
Repayment of Bridge Loan	0	(500,000)	0
Net change in other bank borrowings	4,385	(211,832)	123,993
Cash distribution of reserves	(8,280)	15,847	(11,114)
Net change in deposits in FCA Group cash management pools and financial liabilities with FCA Group	0	135,094	(2,396,422)
Cash distribution of reserves	(119,985)	(86,905)	0
Dividends paid to non-controlling interest	(1,218)	(17,207)	(53,942)
Acquisition of non-controlling interest	0	0	(8,500)
Change in equity	0	1,384	0
Total	(85,065)	(411,036)	(351,273)
Translation exchange differences	(8,372)	1,229	9,546
Total change in cash and cash equivalents	189,922	275,031	48,475
Cash and cash equivalents at end of the year	€ 647,706	€ 457,784	€ 182,753